Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Issued Capital Previously Reported	Issued Capital	Capital Reserves Previously Reported	Capital Reserves	Fair Value Reserves Previously Reported	Fair Value Reserves	Accumulated Deficit Previously Reported	Accumulated Deficit	Previously Reported	Total
Balance, beginning at Dec. 31, 2016		€ 333		€ 190,862		€ 0		€ (152,444)		€ 38,751
Issue of common shares		135		20,922						21,057
Equity-settled share based payment awards				1,943						1,943
Issue of warrant note (loan Silicon Valley Bank)				51						51
Loss for the period								(30,223)		(30,223)
Other comprehensive income										0
Balance, ending at Dec. 31, 2017	€ 468	468	€ 213,778	213,778	€ 0	7,325	€ (182,667)	(182,667)	€ 31,579	38,904
Revaluation shares Amphivena (first time adoption IFRS 9) | Change due to adoption of IFRS 9						7,325				7,325
Issue of common shares		156		23,171						23,327
Exercise of share based payment awards				71						71
Equity-settled share based payment awards				2,035						2,035
Loss for the period								(19,477)		(19,477)
Other comprehensive income						(4,731)				(4,731)
Balance, ending at Dec. 31, 2018		624		239,055		2,594		(202,144)		40,129
Issue of common shares		138		28,901						29,039
Exercise of share based payment awards				26						26
Equity-settled share based payment awards				2,469						2,469
Loss for the period								(32,365)		(32,365)
Other comprehensive income						(632)				(632)
Balance, ending at Dec. 31, 2019		€ 762		€ 270,451		€ 1,962		€ (234,508)		€ 38,667